Expense Example - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	56	176	307	689